Discontinued Operations (Summary Of Results Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax benefit	$ (1,072)	$ (2,350)	$ (57)
Telecommunications [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations		276,253	426,027
Cost of sales - telecommunications		235,943	363,885
Oil And Gas Drilling Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations	133,782	116,542	11,102
Direct operating expenses	100,639	93,281	8,830
Property Management And Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations		87,039	112,796
Direct operating expenses		62,595	92,421
Investment And Other Income [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations	3,316	10,545	54,328
Discontinued Operating Companies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations	137,098	490,379	604,253
Interest	141	1,249	237
Salaries and incentive compensation	5,445	15,364	17,153
Depreciation and amortization	21,051	32,531	11,541
Selling, general and other expenses	10,011	84,841	73,267
Total expenses	137,287	525,804	567,334
Income (loss) from discontinued operations before income taxes	(189)	(35,425)	36,919
Income tax benefit	(1,072)	(2,350)	(57)
Income (loss) from discontinued operations after income taxes	$ 883	$ (33,075)	$ 36,976